Business Acquisitions (Details Textual)							1 Months Ended		9 Months Ended
	Jul. 11, 2020 USD ($)	Jul. 06, 2020 USD ($) $ / shares shares	Mar. 06, 2020 USD ($)	Mar. 06, 2020 USD ($) ft² shares	Apr. 02, 2019 $ / shares shares	Mar. 04, 2019 $ / shares shares	Mar. 04, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Aug. 31, 2016 USD ($)
Business Aquisitions (Textual)
Principal amount									$ 500,000		$ 50,000
Purchase price consideration amount	$ 1		$ 1
Cash										$ 120,000
Purchase warrants shares | shares		1,736,284
Fair value of warrants		$ 1,646,471
Escrow fund [Memebr]
Business Aquisitions (Textual)
Purchase warrants shares | shares									4,000,000
Fast Plastics Parts, LLC And Spring Creek Manufacturing, Inc [Member]
Business Aquisitions (Textual)
Purchase price of consideration									$ 829,347
Short term debt incurred to the sellers									575,574
Cash paid for acquisition				$ 253,773
Number of square feet occupied for manufacturing facility | ft²				23,300
Principal amount									500,000
Original issue discount of promissory note									50,000
Maturity date				Dec. 05, 2020
Number of shares of common stock issued for promissory note | shares				446,000
Acquisition related costs									$ 25,714
Spring Creek Manufacturing, Inc [Member]
Business Aquisitions (Textual)
Common stock percentage				100.00%
VEO [Member] | Preferred Class A [Member]
Business Aquisitions (Textual)
Acquired shares | shares								1,500,000
Acquire per share | $ / shares								$ 8.81
VEO [Member] | Preferred Series A [Member]
Business Aquisitions (Textual)
Acquired shares | shares								1,500,000
Acquire per share | $ / shares								$ 8.81
InduraPower, Inc. [Member] | Preferred Class A [Member]
Business Aquisitions (Textual)
Acquired shares | shares								800,000
Acquire per share | $ / shares								$ 8.81
InduraPower, Inc. [Member] | Preferred Series A [Member]
Business Aquisitions (Textual)
Acquired shares | shares								800,000
Acquire per share | $ / shares								$ 8.81
Silver Bullet Technology, Inc. [Member] | Preferred Class A [Member]
Business Aquisitions (Textual)
Acquired shares | shares							300,000
Acquire per share | $ / shares						$ 8.81	$ 8.81
Silver Bullet Technology, Inc. [Member] | Preferred Series A [Member]
Business Aquisitions (Textual)
Acquired shares | shares						300,000
Acquire per share | $ / shares						$ 8.81	$ 8.81
DragonWave-X LLC and Lextrum, Inc. [Member]
Business Aquisitions (Textual)
Acquired shares | shares					13,237,149
Acquire per share | $ / shares					$ 4.40
VNC [Member]
Business Aquisitions (Textual)
Purchase price consideration amount		19,728,987
Cash		2,892,727
Fair value of common stock		$ 12,677,267
Fair value of common stock per share value | $ / shares		$ 1.08
Common stock shares | shares		11,738,210
Purchase warrants shares | shares		2,525,506
Interest receivable		$ 251,247
Fair value of warrants		$ 2,261,275